Prospectus Supplement dated May 1, 2020 to the Prospectuses dated May 1, 2020
	Product Name	Prospectus Form #/Date
		National	New York
1.	RiverSource ® RAVA 5 Advantage® Variable Annuity/RAVA 5 Select® Variable Annuity/RAVA 5 Access® Variable Annuity (Offered for contract applications signed on or after April 29, 2013 but prior to April 29, 2019)	S-6594 CG (5/20)	S-6595 CG (5/20)
2.	RiverSource ® RAVA 5 Advantage® Variable Annuity/RAVA 5 Select® Variable Annuity/RAVA 5 Access® Variable Annuity (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	S-6515 CG (5/20)	S-6517 CG (5/20)
3.	RiverSource ® RAVA 5 Advantage® Variable Annuity/RAVA 5 Select® Variable Annuity/RAVA 5 Access® Variable Annuity (Offered for contract applications signed prior to April 30, 2012)	140463 CG (5/20)	140464 CG (5/20)
4.	RiverSource ® Retirement Advisor 4 Advantage Variable Annuity/ RiverSource® Retirement Advisor 4 Select Variable Annuity/ RiverSource® Retirement Advisor 4 Access Variable Annuity	S-6503 CG (5/20)
5.	RiverSource ® Retirement Advisor Advantage Plus Variable Annuity/ RiverSource® Retirement Advisor Select Plus Variable Annuity	S-6273 CG (5/20)
The information in this supplement updates and amends certain information contained in your current variable annuity product prospectus. Please read it carefully and keep it with your variable annuity contract product prospectus.
For contracts issued in all states, except New York:
Effective on May 4, 2020, the current contract administrative charge will increase to $50 per year.
For contracts issued in New York:
Effective on July 31, 2020, the current contract administrative charge will increase to $50 per year.
The following changes are made to the prospectuses listed in the table above:
I. For products 1-3 listed in the table on page 1 of this supplement, the following hereby replaces the corresponding sections in the “Expense Summary — Contract Owner Transaction Expenses” section of the prospectus:
For contracts issued in all states, except New York:
Expense Summary — Contract Owner Transaction Expenses
Contract Administrative Charge
Annual contract administrative charge	Maximum: $50	Current: $50*
Annual contract administrative charge if your contract value equals or exceeds $50,000	Maximum: $20	Current: $0
Contract administrative charge at full surrender:
Maximum: $50	Current: $50*
* Prior to May 4, 2020, the current contract administrative charge was $30.
For contracts issued in New York:
Expense Summary — Contract Owner Transaction Expenses
Contract Administrative Charge
Annual contract administrative charge	Maximum: $50	Current: $50*
Annual contract administrative charge if your contract value equals or exceeds $50,000	Maximum: $20	Current: $0

Contract administrative charge at full surrender:
Maximum: $50	Current: $50*
* Prior to July 31, 2020, the current contract administrative charge was $30.
II. For products 4-5 listed in the table on page 1 of this supplement, the following hereby replaces the corresponding sections in the “Expense Summary — Contract Owner Transaction Expenses” section of the prospectus:
For contracts issued in all states, except New York:
Expense Summary — Contract Owner Transaction Expenses
Annual Contract Administrative Charge
Annual contract administrative charge	Maximum: $50	Current: $50*
(We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)
* Prior to May 4, 2020, the annual contract administrative charge was $30.
For contracts issued in New York:
Expense Summary — Contract Owner Transaction Expenses
Annual Contract Administrative Charge
Annual contract administrative charge	Maximum: $50	Current: $50*
(We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)
* Prior to July 31, 2020, the annual contract administrative charge was $30.
III. The following Minimum Examples replace the corresponding sections in the “Examples - Minimum Examples” section of the prospectus:
1.	RiverSource ® RAVA 5 Advantage® Variable Annuity/RAVA 5 Select® Variable Annuity/RAVA 5 Access® Variable Annuity (Offered for contract applications signed on or after April 29, 2013 but prior to April 29, 2019)
Examples:
These examples are intended to help you compare the cost of investing in these contracts with the cost of investing in other variable annuity contracts. These costs include your transaction expenses, contract administrative charges, variable account annual expenses and fund fees and expenses.
These examples assume that you invest $10,000 in the contract for the time periods indicated. These examples also assume that your investment has a 5% return each year.
Minimum. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds before fee waivers and/or expense reimbursements. They assume that you select the Standard Death Benefit and do not select any optional benefits(1). Although your actual costs may be higher, based on these assumptions your costs would be:
	If you surrender your contract at the end of the applicable time period:				If you do not surrender your contract or if you select an annuity payout plan at the end of the applicable time period:
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
RAVA 5 Advantage
With a ten-year surrender charge schedule	$932	$1,269	$1,481	$2,087	$187	$575	$ 981	$2,087
RAVA 5 Advantage
With a seven-year surrender charge schedule	854	1,214	1,461	2,232	203	622	1,061	2,232
RAVA 5 Select	785	1,091	1,192	2,469	228	700	1,192	2,469
RAVA 5 Access	244	746	1,270	2,609	244	746	1,270	2,609
(1)	In these examples, the contract administrative charge is $50.

	If you surrender your contract at the end of the applicable time period:				If you do not surrender your contract or if you select an annuity payout plan at the end of the applicable time period:
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
RAVA 5 Advantage - NY
With a ten-year surrender charge schedule	$932	$1,269	$1,481	$2,087	$187	$575	$ 981	$2,087
RAVA 5 Advantage - NY
With a seven-year surrender charge schedule	854	1,214	1,461	2,232	203	622	1,061	2,232
RAVA 5 Select - NY	785	1,091	1,192	2,469	228	700	1,192	2,469
RAVA 5 Access - NY	244	746	1,270	2,609	244	746	1,270	2,609
(1)	In these examples, the contract administrative charge is $50.

2.	RiverSource ® RAVA 5 Advantage® Variable Annuity/RAVA 5 Select® Variable Annuity/RAVA 5 Access® Variable Annuity (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)
Examples:
These examples are intended to help you compare the cost of investing in these contracts with the cost of investing in other variable annuity contracts. These costs include your transaction expenses, contract administrative charges, variable account annual expenses and fund fees and expenses.
These examples assume that you invest $10,000 in the contract for the time periods indicated. These examples also assume that your investment has a 5% return each year.
Minimum. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds before fee waivers and/or expense reimbursements. They assume that you select the Standard Death Benefit and do not select any optional benefits(1). Although your actual costs may be higher, based on these assumptions your costs would be:
	If you surrender your contract at the end of the applicable time period:				If you do not surrender your contract or if you select an annuity payout plan at the end of the applicable time period:
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
RAVA 5 Advantage
With a ten-year surrender charge schedule	$932	$1,269	$1,481	$2,087	$187	$575	$ 981	$2,087
RAVA 5 Advantage
With a seven-year surrender charge schedule	849	1,199	1,434	2,197	198	606	1,034	2,197
RAVA 5 Select	780	1,076	1,166	2,468	223	684	1,166	2,468
RAVA 5 Access	239	731	1,244	2,627	239	731	1,244	2,627
(1)	In these examples, the contract administrative charge is $50.

	If you surrender your contract at the end of the applicable time period:				If you do not surrender your contract or if you select an annuity payout plan at the end of the applicable time period:
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
RAVA 5 Advantage - NY
With a ten-year surrender charge schedule	$932	$1,269	$1,481	$2,087	$187	$575	$ 981	$2,087
RAVA 5 Advantage - NY
With a seven-year surrender charge schedule	849	1,199	1,434	2,197	198	606	1,034	2,197
RAVA 5 Select - NY	780	1,076	1,166	2,468	223	684	1,166	2,468
RAVA 5 Access- NY	239	731	1,244	2,627	239	731	1,244	2,627
(1)	In these examples, the contract administrative charge is $50.

3.	RiverSource ® RAVA 5 Advantage® Variable Annuity/RAVA 5 Select® Variable Annuity/RAVA 5 Access® Variable Annuity (Offered for contract applications signed prior to April 30, 2012)
Examples:
These examples are intended to help you compare the cost of investing in these contracts with the cost of investing in other variable annuity contracts. These costs include your transaction expenses, contract administrative charges, variable account annual expenses and fund fees and expenses.

These examples assume that you invest $10,000 in the contract for the time periods indicated. These examples also assume that your investment has a 5% return each year.
Minimum. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds before fee waivers and/or expense reimbursements. They assume that you select the Standard Death Benefit and do not select any optional benefits(1). Although your actual costs may be higher, based on these assumptions your costs would be:
	If you surrender your contract at the end of the applicable time period:				If you do not surrender your contract or if you select an annuity payout plan at the end of the applicable time period:
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
RAVA 5 Advantage
With a ten-year surrender charge schedule	$923	$1,240	$1,428	$1,975	$177	$544	$ 928	$1,975
RAVA 5 Advantage
With a seven-year surrender charge schedule	839	1,170	1,381	2,087	187	575	981	2,087
RAVA 5 Select	770	1,046	1,113	2,360	213	653	1,113	2,360
RAVA 5 Access	228	700	1,192	2,521	228	700	1,192	2,521
(1)	In these examples, the contract administrative charge is $50.

	If you surrender your contract at the end of the applicable time period:				If you do not surrender your contract or if you select an annuity payout plan at the end of the applicable time period:
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
RAVA 5 Advantage - NY
With a ten-year surrender charge schedule	$923	$1,240	$1,428	$1,975	$177	$544	$ 928	$1,975
RAVA 5 Advantage - NY
With a seven-year surrender charge schedule	839	1,170	1,381	2,087	187	575	981	2,087
RAVA 5 Select - NY	770	1,046	1,113	2,360	213	653	1,113	2,360
RAVA 5 Access - NY	228	700	1,192	2,521	228	700	1,192	2,521
(1)	In these examples, the contract administrative charge is $50.

4.	RiverSource ® Retirement Advisor 4 Advantage Variable Annuity/ RiverSource® Retirement Advisor 4 Select Variable Annuity/ RiverSource® Retirement Advisor 4 Access Variable Annuity
Examples:
These examples are intended to help you compare the cost of investing in these contracts with the cost of investing in other variable annuity contracts. These costs include your transaction expenses, contract administrative charges, variable account annual expenses and fund fees and expenses.
These examples assume that you invest $10,000 in the contract for the time periods indicated. These examples also assume that your investment has a 5% return each year.
Minimum. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds before fee waivers and/or expense reimbursements. They assume that you select the Standard Death Benefit and do not select any optional benefits(1). Although your actual costs may be higher, based on these assumptions your costs would be:
	If you surrender your contract at the end of the applicable time period:				If you do not surrender your contract or if you select an annuity payout plan at the end of the applicable time period:
Nonqualified Annuity	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
RAVA 4 Advantage
With a ten-year surrender charge schedule	$951	$1,309	$1,648	$2,214	$199	$611	$1,042	$2,214
RAVA 4 Advantage
With a seven-year surrender charge schedule	849	1,199	1,434	2,197	198	606	1,034	2,197
RAVA 4 Select	873	684	1,166	2,468	223	684	1,166	2,468
RAVA 4 Select – Texas	873	684	1,166	2,468	223	684	1,166	2,468
RAVA 4 Access	239	731	1,244	2,627	239	731	1,244	2,627

	If you surrender your contract at the end of the applicable time period:				If you do not surrender your contract or if you select an annuity payout plan at the end of the applicable time period:
Qualified Annuity	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
RAVA 4 Advantage
With a ten-year surrender charge schedule	$932	$1,251	$1,541	$1,990	$178	$548	$ 935	$1,990
RAVA 4 Advantage
With a seven-year surrender charge schedule	830	1,140	1,328	1,975	177	544	928	1,975
RAVA 4 Select	854	622	1,061	2,252	203	622	1,061	2,252
RAVA 4 Select – Texas	854	622	1,061	2,252	203	622	1,061	2,252
RAVA 4 Access	218	669	1,139	2,414	218	669	1,139	2,414
(1)	In these examples, the contract administrative charge is $50.

5.	RiverSource ® Retirement Advisor Advantage Plus Variable Annuity/ RiverSource® Retirement Advisor Select Plus Variable Annuity
Examples:
These examples are intended to help you compare the cost of investing in these contracts with the cost of investing in other variable annuity contracts. These costs include your transaction expenses, contract administrative charges, variable account annual expenses and fund fees and expenses.
These examples assume that you invest $10,000 in the contract for the time periods indicated. These examples also assume that your investment has a 5% return each year.
Minimum. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds before fee waivers and/or expense reimbursements. They assume that you select the Standard Death Benefit and do not select any optional benefits(1). Although your actual costs may be higher, based on these assumptions your costs would be:
	If you surrender your contract at the end of the applicable time period:				If you do not surrender your contract or if you select an annuity payout plan at the end of the applicable time period:
Nonqualified Annuity	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
RAVA Advantage Plus
With a ten-year surrender charge schedule	$941	$1,280	$1,595	$2,103	$189	$579	$ 989	$2,103
RAVA Advantage Plus
With a seven-year surrender charge schedule	839	1,170	1,381	2,087	187	575	981	2,087
RAVA Select Plus	863	653	1,113	2,360	213	653	1,113	2,360
RAVA Select Plus – Texas	863	653	1,113	2,360	213	653	1,113	2,360

	If you surrender your contract at the end of the applicable time period:				If you do not surrender your contract or if you select an annuity payout plan at the end of the applicable time period:
Qualified Annuity	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
RAVA Advantage Plus
With a ten-year surrender charge schedule	$922	$1,221	$1,487	$1,877	$168	$516	$ 881	$1,877
RAVA Advantage Plus
With a seven-year surrender charge schedule	820	1,111	1,275	1,863	167	512	875	1,863
RAVA Select Plus	844	591	1,008	2,142	192	591	1,008	2,142
RAVA Select Plus – Texas	844	591	1,008	2,142	192	591	1,008	2,142

	If you surrender your contract at the end of the applicable time period:				If you do not surrender your contract or if you select an annuity payout plan at the end of the applicable time period:
Band 3 Annuity	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
RAVA Advantage Plus – Band 3
With a ten-year surrender charge schedule	$903	$1,159	$1,378	$1,646	$147	$452	$772	$1,646
RAVA Advantage Plus – Band 3
With a seven-year surrender charge schedule	801	1,049	1,167	1,635	146	449	767	1,635
RAVA Select Plus – Band 3	820	512	875	1,863	167	512	875	1,863
RAVA Select Plus – Texas – Band 3	820	512	875	1,863	167	512	875	1,863
(1)	In these examples, the contract administrative charge is $50.
IV. For all products listed in the table on page 1 of this supplement, the following hereby replaces the first sentence in the corresponding sections “Charges — Contract Administrative Charge” sections of the prospectus:
For contracts issued in all states, except New York:
Contract Administrative Charge
We charge this fee for establishing and maintaining your records. Currently, we deduct $50* from your contract value on your contract anniversary or, if earlier, when the contract is fully surrendered.
* Prior to May 4, 2020, the current contract administrative charge was $30.
For contracts issued in New York:
Contract Administrative Charge
We charge this fee for establishing and maintaining your records. Currently, we deduct $50* from your contract value on your contract anniversary or, if earlier, when the contract is fully surrendered.
* Prior to July 31, 2020, the current contract administrative charge was $30.
V. For products 4-5 listed in the table on page 1 of this supplement, the following hereby replaces the second paragraph in the corresponding sections “Charges — Contract Administrative Charge” sections of the prospectus:
We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary. However, we reserve the right to charge up to $20 after the first contract anniversary for these contracts.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S-6594-33-A (05/20)